Commitments and Contingencies Disclosure: Lessee, Operating Lease, Schedule (Tables)	Dec. 31, 2022
Tables/Schedules
Lessee, Operating Lease, Schedule

Year 2023	$19,700
Year 2024	6,660
Total minimum lease payments	26,360
Less amounts representing interest	(1,764)
Present value of net minimum lease payments	24,596
Less current portion	(18,072)
Long-term capital lease obligation	$6,524